Consolidated Statements of Financial Position - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current Assets:
Cash and cash equivalents	$ 22,437,086	$ 222,305
Amounts receivable (note 17)	92,370	7,539
Prepaid expenses (note 17)	52,974	25,484
Total Current Assets	22,582,430	255,328
Property, plant and equipment (note 7)	4,337,161	18,111
Total Assets	26,919,591	273,439
Current Liabilities:
Accounts payable (note 17)	383,428	323,876
Accrued liabilities (note 17)	221,692	370,449
Share subscriptions	0	68,411
Short term debt (note 8)	0	22,115
Additions to property, plant and equipment	(4,325,642)	0	$ 0
Current portion of lease obligations (note 9)	5,845	5,339
Fair value of warrant derivate financial liabilities (note 11)	45,380,933	208,768
Provisions (note 12)	738,022	174,418
Total Current Liabilities	46,729,920	1,173,376
Royalty obligation (note 10)	6,330,721	0
Lease obligations (note 9)	5,254	10,679
Total Liabilities	53,065,895	1,184,055
Share capital (note 13)	120,491,932	103,901,775
Accumulated deficit	(146,893,550)	(104,933,066)
Accumulated other comprehensive income	255,314	120,675
Shareholders' Equity (Deficit)	(26,146,304)	(910,616)	$ (665,886)
Total Liabilities and Shareholders' Equity (Deficit)	$ 26,919,591	$ 273,439